Schedule of Investments
May 31, 2024 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 88.11%

Beverages - 2.39%
The PepsiCo, Inc.	2,900	501,410

Biological Products (No Diagnostic Substance) - 1.71%
Gilead Sciences, Inc. (2)	5,600	359,912

Bottled & Canned Soft Drinks & Carbonated Waters - 3.50%
Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	7,850	735,231

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 2.14%
The Kraft Heinz Co.	12,700	449,199

Computer & Office Equipment - 2.38%
International Business Machines Corp.	3,000	500,550

Construction Machinery & Equipment - 3.91%
Caterpillar, Inc.	2,425	820,911

Crude Petroleum & Natural Gas - 1.87%
Devon Energy Corp.	8,000	392,640

Electric & Other Services Combined - 7.46%
Consolidated Edison, Inc.	5,405	511,043
Duke Energy Corp.	5,082	526,343
Exelon Corp.	14,100	529,455

		1,566,840

Electric Services - 7.98%
American Electric Power Co., Inc.	6,500	586,625
Entergy Corp.	4,800	539,952
The Southern Co.	6,850	548,959

		1,675,536

Gas & Other Services Combined- 1.72%
UGI Corp.	14,200	361,532

Guided Missiles & Space Vehicles & Parts - 2.85%
Lockheed Martin Corp.	1,275	599,684

Life Insurance - 3.18%
Manulife Financial Corp. (Canada)	25,700	667,172

National Commercial Banks - 8.50%
JPMorgan Chase & Co.	3,650	739,600
Regions Financial Corp.	31,600	611,460
Truist Financial Corp.	11,525	435,069

		1,786,128

Natural Gas Transmission - 2.63%
Kinder Morgan, Inc.	28,400	553,516

Petroleum Refining- 4.84%
BP plc ADR	12,965	487,095
Chevron Corp.	3,270	530,721

		1,017,816

Pharmaceutical Preparations - 13.20%
AbbVie, Inc.	4,590	740,092
Bristol Myers Squibb Co.	9,970	409,667
Johnson & Johnson	2,800	410,676
Merck & Co., Inc.	6,415	805,339
Pfizer, Inc.	14,200	406,972

		2,772,746

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers- 2.21%
Dow, Inc.	8,050	463,922

Retail - Drug Stores and Proprietary Stores - 1.82%
CVS Health Corp.	6,400	381,440

Semiconductors & Related Devices - 3.98%
Broadcom, Inc.	630	836,987

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.84%
The Procter & Gamble Co.	3,620	595,635

State Commercial Banks - 2.27%
Citizens Financial Group, Inc.	13,500	476,415

Telephone Communications (No Radio Telephone) - 2.72%
Verizon Communications, Inc.	13,900	571,985

Trucking & Courier Services - 2.02%
United Parcel Service, Inc. Class B	3,050	423,737

Total Common Stock	(Cost $ 14,099,736)	18,510,943

Real Estate Investment Trusts - 9.14%

Crown Castle International Corp.	3,600	369,000
Iron Mountain, Inc.	10,000	806,900
Net Lease Office Properties	6	142
VICI Properties, Inc.	12,500	358,875
W.P. Carey, Inc.	6,835	385,494

Total Real Estate Investment Trusts	(Cost $ 1,485,681)	1,920,411

Money Market Registered Investment Companies - 2.51%

Federated Treasury Obligation Fund - Institutional Shares - 5.10% (3)	526,912	526,912

Total Money Market Registered Investment Companies	(Cost $ 526,912)	526,912

Total Investments - 99.76%	(Cost $ 16,112,329)	20,958,266

Other Assets Less Liabilities - 0.24%		50,496

Total Net Assets - 100.00%		21,008,762

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$20,958,266	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$20,958,266	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2024.